Share Capital - Schedule of Share Capital (Details)		3 Months Ended	11 Months Ended				12 Months Ended
		Apr. 30, 2024 shares	Dec. 13, 2024 MYR (RM) shares		Dec. 13, 2024 USD ($) shares		Dec. 31, 2024 MYR (RM) shares		Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 MYR (RM) shares		Dec. 31, 2023 USD ($) shares
Paid up capital:
At beginning of year		2,245	38,797	[1]	38,797	[1]	38,797	[1]	38,797	[1]	35,104	[1]	35,104	[1]
At beginning of year			RM 44,009,131		$ 9,844,562		RM 44,009,131		$ 9,844,562		RM 13,127,427
Issuance of shares		2,571
At of end of year		1,733	7,111		7,111		749,188	[1]	749,188	[1]	38,797	[1]	38,797	[1]
At of end of year							RM 341,516,993		$ 76,395,175		RM 44,009,131		$ 9,844,562
Issuance of shares One [Member]
Paid up capital:
Issuance of shares	[1],[2]										1,307		1,307
Issuance of shares | RM	[2]										RM 3,349,620
Issuance of shares Two [Member]
Paid up capital:
Issuance of shares	[1],[3]										752		752
Issuance of shares | RM	[3]										RM 7,341,927
Issuance of shares three [Member]
Paid up capital:
Issuance of shares	[1],[4]										311		311
Issuance of shares | RM	[4]										RM 4,068,333
Issuance of shares four [Member]
Paid up capital:
Issuance of shares	[1],[5]										613		613
Issuance of shares | RM	[5]										RM 6,921,300
Issuance of shares Five [Member]
Paid up capital:
Issuance of shares	[1],[6]										388		388
Issuance of shares | RM	[6]										RM 4,451,733
Issuance of shares Six [Member]
Paid up capital:
Issuance of shares	[1],[7]										293		293
Issuance of shares | RM	[7]										RM 4,518,500
Issuance of shares Seven [Member]
Paid up capital:
Issuance of shares	[1],[8]										29		29
Issuance of shares | RM	[8]										RM 230,291
Issuance of shares Eight [Member]
Paid up capital:
Issuance of shares	[1],[9]						2,245		2,245
Issuance of shares	[9]						RM 11,184,232		$ 2,501,841
Issuance of shares nine [Member]
Paid up capital:
Issuance of shares	[1],[10]						2,571		2,571
Issuance of shares	[10]						RM 21,054,616		$ 4,709,783
Issuance of shares ten [Member]
Paid up capital:
Issuance of shares	[1],[11]						8,164		8,164
Issuance of shares	[11]						RM 22,764,893		$ 5,092,362
Issuance of shares eleven [Member]
Paid up capital:
Issuance of shares	[1],[12]						3,203		3,203
Issuance of shares	[12]						RM 6,461,095		$ 1,445,306
Issuance of shares twelve [Member]
Paid up capital:
Issuance of shares	[1],[13]						3,981		3,981
Issuance of shares	[13]						RM 18,692,919		$ 4,181,487
Issuance of shares thirteen [Member]
Paid up capital:
Issuance of shares	[1],[14]						11,420		11,420
Issuance of shares	[14]						RM 12,356,011		$ 2,763,961
Issuance of shares fourteen [Member]
Paid up capital:
Issuance of shares	[1],[15]						1,733		1,733
Issuance of shares	[15]						RM 12,968,353		$ 2,900,938
Issuance of shares fifteen [Member]
Paid up capital:
Issuance of shares	[1],[16]						393,134		393,134
Issuance of shares	[16]						RM 81,967,497		$ 18,335,607
Issuance of shares sixteen [Member]
Paid up capital:
Issuance of shares	[1],[17]						9,285		9,285
Issuance of shares	[17]						RM 3,402,472		$ 761,111
Issuance of shares seventeen [Member]
Paid up capital:
Issuance of shares	[1],[18]						101,958		101,958
Issuance of shares	[18]						RM 60,378,929		$ 13,506,382
Issuance of shares eighteen [Member]
Paid up capital:
Issuance of shares	[1],[19]						2,416		2,416
Issuance of shares	[19]						RM 1,330,718		$ 297,673
Issuance of shares nineteen [Member]
Paid up capital:
Issuance of shares	[1],[20]						161,742		161,742
Issuance of shares	[20]						RM 37,825,576		$ 8,461,340
Issuance of shares twenty [Member]
Paid up capital:
Issuance of shares	[1],[21]						8,539		8,539
Issuance of shares	[21]						RM 7,120,551		$ 1,592,822

[1]	Giving retroactive effect to the 1 to 49 reverse share split effected on November 5, 2024 and 1 to 20 reverse share split effected on April 3, 2025
[2]	On April 12, 2023, 1,307 (1,280,000 prior to both reverse share splits) ordinary shares were issued in our initial offering at US$ 3,920 (US$ 4.00 per ordinary share prior to both traverse share splits), before deduction the discounts and expenses.
[3]	In April, 2023, 752 (736,169 prior to both reverse share splits) ordinary shares were issued to Exchange Listing, LLC pursuant to their consulting agreement with the Company
[4]	In May 2023, 234 (229,453 prior to both reverse share splits) and 77 (74,793 prior to both reverse share splits) ordinary shares were issued to Exchange Listing, LLC and Boustead Securities, LLC pursuant to the exercise of warrants, respectively.
[5]	In May 2023, 613 (600,000 prior to both reverse share splits) ordinary shares were issued to Globexus Holding Corp as part of share-swap arrangement for 500 Globexus Holding Corp’s ordinary shares.
[6]	On April 12, 2023, 388 (380,000 prior to both reverse share splits) ordinary shares were issued, in aggregate, to certain of our executive officers and employees pursuant to their employment agreements
[7]	In August 2023, 293 (286,533 prior to both reverse share splits) ordinary shares were issued to ZCity Sdn. Bhd. as consideration for services rendered to the Company.
[8]	In October 1, 2023, 29 (28,372 prior to both reverse share splits) ordinary shares were issued to Outside The Box Capital Inc. as consideration for services rendered to the Company.
[9]	In January 2024, 2,245 (2,200,000 prior to both reverse share splits) ordinary shares were issued as part of our following offering at US$1,225 (US$ 1.25 per ordinary share prior to both reverse share splits), before deduction the discounts and expenses.
[10]	During February 2024 to April 2024, 2,571 (2,518,984 prior to both reverse share splits) ordinary shares were issued, in aggregate, to pursuant to the exercise of warrants.
[11]	In May 2024, 8,164 (8,000,000 prior to both reverse share splits) were issued to several third-party companies as prepayment for the development of proprietary softwares. The software under development - Vendor and Customer Relationship Management (“VCRM”) system and Cloud Management Platform (“CMP”).
[12]	In August 2024, 3,203 (3,138,113 prior to both reverse share splits) ordinary shares were issued for At-The-Market offering at the price ranged from US$245 to US$794 (US$ 0.25 to US$ 0.81 prior to both reverse share splits), before deduction the discounts and expenses.
[13]	On July 2 and July 12, 2024, 444 and 3,537 (434,783 and 3,465,820 prior to both reverse share splits, respectively) ordinary shares, were issued Boustead Securities LLC and Cogia GmbH as consideration for the acquisition of Socializer Messenger, an intellectual property that provides a highly secure messaging platform
[14]	In March 2024, 11,420 (11,191,047 prior to both reverse share splits) ordinary shares were issued to Sichenzia Ross Ference Carmel LLP as consideration for services rendered to the Company.
[15]	In April 2024, 1,733 (1,697,447 prior to both reverse share splits) ordinary shares were issued to Exchange Listing, LLC at US$1,696 (US$ 1.73 per share prior to both reverse share splits) as a true up shares.
[16]	During August 8, 2024, until December 26, 2024, 56,915 (55,775,747 prior to both reverse share splits) and 336,219 (6,724,360 prior to 1 to 20 reverse share split) ordinary shares were issued to Alumni Capital LP, in aggregate, to pursue the purchase and sale of securities agreement signed with Alumni Capital LP in August 1, 2024
[17]	On September 24, 2024, US$ 1,000,000 convertible bridging notes had been converted to 9,285 (9,099,181 prior to both reverse share splits) ordinary shares at US$108 (US$ 0.11 per share prior to both reverse share splits).
[18]	In 2024, 52,898 (51,839,411 prior to both reverse share splits) and 49,060 (981,194 prior to 1 to 20 reverse share split) ordinary shares were issued to Codetext Limited as prepayment for services rendered to the Company.
[19]	On December 11, 2024, the Company issued 2,416 (48,316 prior to 1 to 20 reverse share split) ordinary shares to 3 independent directors as gratuity payment for their past services upon their resignation.
[20]	From July 16, 2024 until December 5, 2024, 13,682 (13,408,550 prior to both reverse share splits) and 148,060 (2,961,189 prior to 1 to 20 reverse share split) ordinary shares were issued to various investors between US$490 to US$1,843 (US$ 0.50 to US$ 1.88 per share prior to both reverse share splits).
[21]	From January 1, 2024 until December 13, 2024, 1,428 (1,398,625 prior to both reverse share splits) and 7111 (142,224 prior to 1 to 20 reverse share split) ordinary shares were issued to executive director and independence director pursuant to their employment agreements.